UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Real Estate Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Real Estate Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 84.19%                                                                                                 $65,329,924
(Cost $51,069,690)

Hotels, Resorts & Cruise Lines 2.19%                                                                                   1,701,966
Starwood Hotels & Resorts Worldwide, Inc. (L)                                                             29,400       1,701,966

Real Estate Investment Trusts 80.94%                                                                                  62,806,708
Alexandria Real Estate Equities, Inc.                                                                      9,000         599,040
AMB Property Corp.                                                                                        26,000         967,980
Apartment Investment & Management Co. (Class A)                                                           30,500       1,094,950
Archstone-Smith Trust                                                                                     58,502       2,006,619
Arden Realty, Inc.                                                                                        17,000         573,240
Avalonbay Communities, Inc.                                                                               29,000       1,940,680
Boston Properties, Inc. (L)                                                                               33,000       1,906,740
Brandywine Realty Trust                                                                                   18,600         515,220
BRE Properties, Inc. (Class A)                                                                            17,500         643,475
Capital Automotive REIT                                                                                   10,000         326,700
CarrAmerica Realty Corp.                                                                                  22,600         685,910
Catellus Development Corp.                                                                                22,681         608,304
CBL & Associates Properties, Inc.                                                                         19,900       1,368,722
CenterPoint Properties Corp.                                                                              13,500         573,075
Cousins Properties, Inc.                                                                                  14,900         451,321
Crescent Real Estate Equities Co.                                                                         36,600         606,462
Developers Diversified Realty Corp.                                                                       32,400       1,287,900
Duke Realty Corp.                                                                                         40,000       1,244,000
Education Realty Trust, Inc. (I)                                                                          10,000         167,900
Equity Office Properties Trust                                                                           105,078       2,940,082
Equity Residential Properties Trust (L)                                                                   83,500       2,633,590
Essex Property Trust, Inc.                                                                                10,600         762,670
Feldman Mall Properties, Inc. (I)                                                                         28,000         358,400
First Industrial Realty Trust, Inc.                                                                       11,700         457,704
General Growth Properties, Inc.                                                                           80,630       2,561,615
Getty Realty Corp.                                                                                        16,000         427,040
Glenborough Realty Trust, Inc.                                                                            15,200         292,752
Health Care Property Investors, Inc.                                                                      39,200       1,017,632
Health Care REIT, Inc.                                                                                    14,500         485,750
Healthcare Realty Trust, Inc.                                                                             12,000         437,640
Highwoods Properties, Inc.                                                                                15,800         387,100
Home Properties, Inc.                                                                                     14,000         565,600
Hospitality Properties Trust                                                                              24,000       1,023,600
Host Marriott Corp. (L)                                                                                  108,900       1,742,400
HRPT Properties Trust                                                                                     34,500         410,895
iStar Financial, Inc.                                                                                      9,900         414,315
Kimco Realty Corp.                                                                                        41,000       2,172,180
Liberty Property Trust                                                                                    30,000       1,171,500
Macerich Co. (The)                                                                                        24,000       1,373,040
Mack-Cali Realty Corp.                                                                                    21,500         902,570
Mills Corp. (The)                                                                                         18,800       1,051,484
New Plan Excel Realty Trust                                                                               37,500         947,625
Pan Pacific Retail Properties, Inc.                                                                       15,000         868,350
Pennsylvania Real Estate Investment Trust                                                                  9,791         391,836
Post Properties, Inc.                                                                                     17,000         538,560
Prentiss Properties Trust                                                                                 15,800         566,114
ProLogis Co.                                                                                              65,500       2,498,170
PS Business Parkes, Inc.                                                                                  10,000         422,000
Public Storage, Inc.                                                                                      37,300       1,958,623
Realty Income Corp.                                                                                       25,000         582,750
Reckson Associates Realty Corp.                                                                           33,300       1,021,644
Regency Centers Corp.                                                                                     20,500       1,012,700
Shurgard Storage Centers, Inc.                                                                            14,500         593,050
Simon Property Group, Inc. (L)                                                                            54,970       3,259,721
SL Green Realty Corp.                                                                                     15,800         841,034
Sovran Self Storage, Inc.                                                                                  8,400         334,320
Trizec Properties, Inc.                                                                                   49,700         880,187
United Dominion Realty Trust, Inc.                                                                        46,000       1,022,120
Vornado Realty Trust                                                                                      41,300       2,855,482
Weingarten Realty Investors                                                                               29,500       1,054,625

Real Estate Management & Development 1.06%                                                                               821,250
Brookfield Properties Corp. (Canada)                                                                      22,500         821,250

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 1.06%                                                                                                  $825,900
(Cost $752,960)

Real Estate Investment Trusts 1.06%                                                                                      825,900
Mills Corp. (The)                                                                          NR              5,000         136,500
Public Storage, Inc. (G)                                                                   Baa2            8,000         231,200
Ramco-Gershenson Properties Trust                                                          NR             10,000         274,200
Simon Property Group, Inc.                                                                 Baa3            3,240         184,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 14.75%                                                                                        $11,445,511
(Cost $11,445,511)

Joint Repurchase Agreement 1.59%                                                                                       1,232,000
Investment in a joint repurchase agreement transaction with Barclays
Capital, Inc. - Dated 01-31-05 due 02-01-05 (secured by U.S. Treasury
Inflation Indexed Notes 1.625% due 01-15-15 and 1.875% due
07-15-13)                                                                                  2.450           1,232       1,232,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 13.16%                                                                                               10,213,511
AIM Cash Investment Trust (T)                                                                         10,213,511      10,213,511

Total investments 100.00%                                                                                            $77,601,335


John Hancock
Real Estate Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless otherwise indicated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $63,268,161. Gross unrealized appreciation and depreciation of investments aggregated $14,404,012 and $70,838, respectively, resulting in net unrealized appreciation of $14,333,174.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Real Estate Fund.

050Q1  1/05
       3/05

JOHN HANCOCK
Multi Cap Growth Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Multi Cap Growth Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 92.68%                                                                                                 $10,216,484
(Cost $9,041,509)

Aerospace & Defense 1.43%                                                                                                157,102
L-3 Communications Holdings, Inc.                                                                          2,200         157,102

Air Freight & Logistics 1.70%                                                                                            187,506
Forward Air Corp. (I)                                                                                      4,400         187,506

Airlines 0.79%                                                                                                            87,535
AirTran Holdings, Inc. (I)                                                                                10,250          87,535

Apparel Retail 0.91%                                                                                                     100,044
Aeropostale, Inc. (I)                                                                                      3,600         100,044

Application Software 2.42%                                                                                               266,622
Hyperion Solutions Corp. (I)                                                                               5,550         266,622

Asset Management & Custody Banks 2.62%                                                                                   288,891
Affiliated Managers Group, Inc. (I)(L)                                                                     2,700         171,207
SEI Investments Co.                                                                                        3,150         117,684

Auto Parts & Equipment 1.12%                                                                                             123,487
BorgWarner, Inc.                                                                                           2,300         123,487

Biotechnology 2.51%                                                                                                      276,968
Amgen, Inc. (I)                                                                                            4,450         276,968

Casinos & Gaming 0.88%                                                                                                    96,910
Multimedia Games, Inc. (I)(L)                                                                             11,000          96,910

Communications Equipment 3.01%                                                                                           331,620
Motorola, Inc.                                                                                             9,300         146,382
Tekelec (I)                                                                                               10,150         185,238

Computer Hardware 1.82%                                                                                                  200,853
International Business Machines Corp.                                                                      2,150         200,853

Computer Storage & Peripherals 1.62%                                                                                     178,770
Lexmark International, Inc. (Class A) (I)                                                                  1,200         100,020
McDATA Corp. (Class A) (I)                                                                                18,750          78,750

Consumer Finance 2.63%                                                                                                   290,430
American Express Co.                                                                                       2,750         146,712
MBNA Corp.                                                                                                 5,407         143,718

Data Processing & Outsourced Services 1.22%                                                                              134,915
eFunds Corp. (I)                                                                                           6,050         134,915

Diversified Commercial Services 2.14%                                                                                    235,594
Cendant Corp.                                                                                             10,004         235,594

Electrical Components & Equipment 1.82%                                                                                  201,001
American Power Conversion Corp.                                                                            9,450         201,001

Electronic Equipment Manufacturers 1.87%                                                                                 206,297
Itron, Inc. (I)                                                                                            8,950         206,297

Electronic Manufacturing Services 0.98%                                                                                  108,458
Trimble Navigation Ltd. (I)                                                                                3,050         108,458

Health Care Equipment 7.41%                                                                                              817,064
Beckman Coulter, Inc.                                                                                      2,700         180,900
Becton, Dickinson & Co.                                                                                    3,650         206,772
Hospira, Inc. (I)                                                                                          6,630         191,541
VISX, Inc. (I)                                                                                             4,100         110,208
Wright Medical Group, Inc. (I)                                                                             4,650         127,643

Health Care Services 1.57%                                                                                               172,920
Allscripts Healthcare Solutions, Inc. (I)(L)                                                              16,500         172,920

Health Care Supplies 1.74%                                                                                               192,060
Alcon, Inc. (Switzerland)                                                                                  2,425         192,060

Hotels, Resorts & Cruise Lines 4.42%                                                                                     486,911
Fairmont Hotels & Resorts, Inc. (Canada)                                                                   6,350         198,311
Four Seasons Hotels, Inc. (Canada)                                                                         3,750         288,600

Household Products 2.37%                                                                                                 260,827
Procter & Gamble Co. (The)                                                                                 4,900         260,827

Industrial Gases 1.50%                                                                                                   165,816
Airgas, Inc.                                                                                               7,050         165,816

Industrial Machinery 1.34%                                                                                               148,176
Danaher Corp.                                                                                              2,700         148,176

Integrated Telecommunication Services 1.62%                                                                              178,500
Amdocs Ltd. (Channel Islands) (I)                                                                          6,000         178,500

Internet Software & Services 2.74%                                                                                       301,803
Digital Insight Corp. (I)                                                                                 12,850         213,567
Informatica Corp. (I)                                                                                     11,400          88,236

Investment Banking & Brokerage 1.89%                                                                                     208,312
E*TRADE Financial Corp. (I)                                                                               15,150         208,312

Leisure Products 1.35%                                                                                                   148,400
Leapfrog Enterprises, Inc. (I)(L)                                                                         11,200         148,400

Movies & Entertainment 2.95%                                                                                             324,590
Disney (Walt) Co. (The)                                                                                    9,500         271,985
Imax Corp. (Canada) (I)                                                                                    5,250          52,605

Multi-Utilities & Unregulated Power 2.23%                                                                                245,875
AES Corp. (The) (I)                                                                                       17,500         245,875

Oil & Gas Drilling 1.31%                                                                                                 144,333
Unit Corp. (I)                                                                                             3,950         144,333

Oil & Gas Equipment & Services 1.83%                                                                                     201,810
BJ Services Co.                                                                                            4,200         201,810

Packaged Foods & Meats 2.32%                                                                                             255,218
Heinz (H.J.) Co.                                                                                           6,750         255,218

Pharmaceuticals 7.99%                                                                                                    881,292
Abbot Laboratories                                                                                         5,650         254,363
Johnson & Johnson                                                                                          4,350         281,445
Medicines Co. (The) (I)                                                                                    6,850         188,444
Pfizer, Inc.                                                                                               6,500         157,040

Photographic Products 0.78%                                                                                               85,824
Lexar Media, Inc. (I)(L)                                                                                  22,350          85,824

Property & Casualty Insurance 1.05%                                                                                      115,320
Ambac Financial Group, Inc.                                                                                1,500         115,320

Restaurants 1.48%                                                                                                        163,200
Panera Bread Co. (Class A) (I)                                                                             3,200         163,200

Semiconductors 2.98%                                                                                                     328,052
Freescale Semiconductor, Inc. (Class B) (I)                                                                1,026          17,924
Intel Corp.                                                                                                4,450          99,903
Intersil Corp. (Class A)                                                                                   5,700          84,531
Power Integrations, Inc. (I)                                                                               1,850          33,855
Skyworks Solutions, Inc. (I)(L)                                                                           12,100          91,839

Specialty Chemicals 2.70%                                                                                                297,342
Ecolab, Inc.                                                                                               3,700         124,505
Sigma-Aldrich Corp.                                                                                        2,750         172,837

Systems Software 4.15%                                                                                                   457,485
Macrovision Corp. (I)                                                                                      7,500         174,975
Microsoft Corp.                                                                                           10,750         282,510

Trading Companies & Distributors 1.47%                                                                                   162,351
Fastenal Co.                                                                                               2,700         162,351

                                                                   Interest   Maturity     Credit      Par value
Issuer, description, maturity date                                 rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 7.32%                                                                                            $807,166
(Cost $807,166)

Government U.S. Agency 2.18%                                                                                             240,000
Federal National Mortgage Assn., Disc Note                             2.41   02-01-2005   AAA               240         240,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 5.14%                                                                                                   567,166
AIM Cash Investment Trust (T)                                                                            567,166         567,166

Total investments 100.00%                                                                                            $11,023,650


John Hancock
Multi Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $9,848,675. Gross unrealized appreciation and depreciation of investments aggregated $1,807,782 and $632,807, respectively, resulting in net unrealized appreciation of $1,174,975.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

100Q1  1/05
       3/05

JOHN HANCOCK
Small Cap Growth Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Growth Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 97.21%                                                                                                $735,926,821
(Cost $596,111,664)

Aerospace & Defense 1.35%                                                                                             10,183,655
Engineered Support Systems, Inc.                                                                         175,550      10,183,655

Air Freight & Logistics 1.37%                                                                                         10,349,053
Forward Air Corp. (I)                                                                                    242,850      10,349,053

Airlines 0.67%                                                                                                         5,098,380
AirTran Holdings, Inc. (I)                                                                               597,000       5,098,380

Apparel Retail 0.92%                                                                                                   6,958,733
Aeropostale, Inc. (I)                                                                                    222,675       6,188,138
Jos. A. Bank Clothiers, Inc. (I)                                                                          26,850         770,595

Application Software 4.17%                                                                                            31,529,619
ANSYS, Inc. (I)                                                                                          268,900       8,685,470
FactSet Research Systems, Inc.                                                                            23,250       1,241,550
Hyperion Solutions Corp. (I)                                                                             392,200      18,841,288
Kronos, Inc. (I)                                                                                          23,800       1,279,726
Manhattan Associates, Inc. (I)                                                                            28,800         632,160
Tradestation Group, Inc. (I)                                                                             139,250         849,425

Asset Management & Custody Banks 2.30%                                                                                17,437,750
Affiliated Managers Group, Inc. (I)                                                                      275,000      17,437,750

Auto Parts & Equipment 0.00%                                                                                                 859
BorgWarner, Inc.                                                                                              16             859

Biotechnology 4.04%                                                                                                   30,571,894
Applera Corp.-Celera Genomics Group (I)                                                                  574,600       7,624,942
AtheroGenics, Inc. (I)                                                                                   441,700       8,193,535
Ciphergen Biosystems, Inc. (I)                                                                           428,750       1,286,250
Eyetech Pharmaceuticals, Inc. (I)                                                                          7,130         262,812
NPS Pharmaceuticals, Inc. (I)                                                                            334,450       5,518,425
ZymoGenetics, Inc. (I)                                                                                   372,200       7,685,930

Casinos & Gaming 0.79%                                                                                                 6,004,015
Multimedia Games, Inc. (I)(L)                                                                            681,500       6,004,015

Communications Equipment 3.60%                                                                                        27,233,050
SeaChange International, Inc. (I)                                                                        146,650       2,407,993
Tekelec (I)                                                                                              770,150      14,055,238
Verint Systems, Inc. (I)                                                                                 282,450      10,769,819

Computer Storage & Peripherals 0.71%                                                                                   5,370,769
McDATA Corp. (Class A) (I)                                                                               707,700       2,972,340
Synaptics, Inc. (I)                                                                                       64,700       2,398,429

Construction and Engineering 0.15%                                                                                     1,149,120
Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)                                             30,400       1,149,120

Diversified Commercial Services 3.97%                                                                                 30,048,308
Corrections Corp. of America (I)                                                                         293,150      12,045,533
Labor Ready, Inc. (I)                                                                                    337,450       5,345,208
Sotheby's Holding, Inc. (Class A) (I)                                                                    705,550      12,657,567

Drug Retail 1.23%                                                                                                      9,299,830
Impax Laboratories, Inc. (I)                                                                             490,550       8,410,480
QLT, Inc. (Canada) (I)                                                                                    55,000         889,350

Electrical Components & Equipment 0.06%                                                                                  469,483
SpatiaLight, Inc. (I)                                                                                     99,890         469,483

Electronic Equipment Manufacturers 2.66%                                                                              20,140,825
Daktronics, Inc. (I)                                                                                      33,640         838,309
Itron, Inc. (I)                                                                                          381,600       8,795,880
Microsemi Corp. (I)                                                                                      680,900      10,506,287
RadiSys Corp. (I)                                                                                             20             349

Electronic Manufacturing Services 1.44%                                                                               10,914,253
Trimble Navigation Ltd. (I)                                                                              306,925      10,914,253

Environmental Services 2.91%                                                                                          22,043,876
Stericycle, Inc. (I)                                                                                     194,550      10,005,707
Waste Connections, Inc. (I)                                                                              382,650      12,038,169

Health Care Equipment 6.52%                                                                                           49,342,636
American Medical Systems Holdings, Inc. (I)                                                              240,100       9,428,727
Caliper Life Sciences, Inc. (I)(W)                                                                     1,562,707      11,782,811
Integra LifeSciences Holdings (I)                                                                        172,850       6,512,988
VISX, Inc. (I)                                                                                            30,700         825,216
Wright Medical Group, Inc. (I)                                                                           477,550      13,108,748
Zoll Medical Corp. (I)                                                                                   235,710       7,684,146

Health Care Facilities 0.20%                                                                                           1,484,000
VCA Antech, Inc. (I)                                                                                      80,000       1,484,000

Health Care Services 3.80%                                                                                            28,797,156
Advisory Board Co. (The) (I)                                                                             201,350       7,178,127
Allscripts Healthcare Solutions, Inc. (I)                                                              1,060,600      11,115,088
Digene Corp. (I)                                                                                         410,150      10,503,941

Highways & Railtracks 2.32%                                                                                           17,571,288
UTI Worldwide, Inc. (British Virgin Islands)                                                             255,100      17,571,288

Household Products 0.06%                                                                                                 442,500
99 Cents Only Stores (I)                                                                                  29,500         442,500

Industrial Gases 1.85%                                                                                                14,002,632
Airgas, Inc.                                                                                             595,350      14,002,632

Industrial Machinery 4.13%                                                                                            31,272,511
CLACOR, Inc. (I)                                                                                         237,650      12,944,795
ESCO Technologies, Inc.                                                                                  146,150      10,495,031
Nordson Corp.                                                                                            208,150       7,832,685

Internet Software & Services 6.73%                                                                                    50,928,406
@Road, Inc. (I)                                                                                          148,438         866,878
Digital Insight Corp. (I)                                                                                933,300      15,511,446
Epicor Software Corp. (I)                                                                                 61,700         832,333
eResearch Technology, Inc. (I)                                                                           337,837       4,148,638
F5 Networks, Inc. (I)                                                                                    255,872      12,266,504
Informatica Corp. (I)                                                                                    833,950       6,454,773
SonicWall, Inc. (I)                                                                                      872,900       5,638,934
Websense, Inc. (I)                                                                                        97,000       5,208,900

Investment Banking & Brokerage 0.16%                                                                                   1,189,379
Piper Jaffray Cos., Inc. (I)                                                                              30,050       1,189,379

Leisure Facilities 0.98%                                                                                               7,384,104
Shuffle Master, Inc. (I)(L)                                                                              253,575       7,384,104

Leisure Products 2.84%                                                                                                21,518,150
Jarden Corp. (I)                                                                                         354,700      16,316,200
Leapfrog Enterprises, Inc. (I)(L)                                                                        392,600       5,201,950

Metal & Glass Containers 2.46%                                                                                        18,631,713
Crown Holdings, Inc. (I)                                                                               1,381,150      18,631,713

Movies & Entertainment 0.13%                                                                                           1,002,000
Imax Corp. (Canada) (I)                                                                                  100,000       1,002,000

Multi-Media 1.02%                                                                                                      7,710,264
Cumulus Media, Inc. (Class A) (I)                                                                        557,100       7,710,264

Oil & Gas Drilling 5.21%                                                                                              39,450,588
Atwood Oceanics, Inc. (I)                                                                                148,650       9,067,650
Remington Oil & Gas Corp. (I)                                                                            356,850      10,437,863
Unit Corp. (I)                                                                                           257,250       9,399,915
W-H Energy Services, Inc. (I)                                                                            466,600      10,545,160

Oil & Gas Equipment & Services 1.41%                                                                                  10,655,000
Hydril Co. (I)                                                                                           213,100      10,655,000

Oil & Gas Exploration & Production 1.52%                                                                              11,534,000
Denbury Resources, Inc. (I)                                                                              395,000      11,534,000

Pharmaceuticals 6.31%                                                                                                 47,731,956
K-V Pharmaceutical Co. (Class A) (I)                                                                     267,550       5,498,152
Medicines Co. (The) (I)                                                                                  616,180      16,951,112
Nuvelo, Inc. (I)                                                                                         979,350       7,736,865
Rigel Pharmaceuticals, Inc. (I)                                                                          440,050       8,444,560
Salix Pharmaceuticals Ltd. (I)                                                                           196,850       2,962,593
Taro Pharmaceutical Industries Ltd. (Israel) (I)                                                         204,350       6,138,674

Photographic Products 0.53%                                                                                            4,012,224
Lexar Media, Inc. (I)                                                                                  1,044,850       4,012,224

Regional Banks 4.84%                                                                                                  36,676,338
East-West Bancorp., Inc.                                                                                 389,400      15,163,236
F.N.B. Corp.                                                                                             249,375       4,932,637
Southwest Bancorp. of Texas, Inc.                                                                        420,300       8,309,331
Texas Regional Bancshares, Inc. (Class A)                                                                267,285       8,271,134

Restaurants 2.72%                                                                                                     20,602,654
Panera Bread Co. (Class A) (I)                                                                           385,950      19,683,450
Texas Roadhouse, Inc. (Class A) (I)                                                                       28,600         919,204

Semiconductor Equipment 1.53%                                                                                         11,559,232
Advanced Energy Industries, Inc. (I)                                                                      43,700         312,455
FEI Co. (I)                                                                                              306,700       6,183,072
LTX Corp. (I)                                                                                            871,550       5,063,705

Semiconductors 1.24%                                                                                                   9,414,771
Power Integrations, Inc. (I)                                                                             278,100       5,089,230
Skyworks Solutions, Inc. (I)                                                                             569,900       4,325,541

Specialty Stores 1.65%                                                                                                12,512,374
Cost Plus, Inc. (I)                                                                                      438,900      11,512,347
Select Comfort Corp. (I)                                                                                  51,100       1,000,027

Systems Software 2.28%                                                                                                17,263,232
Macrovision Corp. (I)                                                                                    383,500       8,947,055
MAGMA Design Automation, Inc. (I)                                                                         35,550         479,925
Progress Software Corp. (I)                                                                              363,800       7,836,252

Technology Distributors 1.88%                                                                                         14,247,181
Applied Films Corp. (I)                                                                                   39,780         850,099
ScanSource, Inc. (I)                                                                                     208,450      13,397,082

Telecommunications Equipment 0.55%                                                                                     4,187,060
Openwave Systems, Inc. (I)                                                                               307,420       4,187,060

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 2.79%                                                                                         $21,160,805
(Cost $21,160,805)

Joint Repurchase Agreement 1.68%                                                                                      12,730,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 1-31-05, due 2-1-05 (secured
by U.S. Treasury Inflation Indexed Notes 1.625% due 1-15-15
and 1.875% due 7-15-13)                                                                    2.450          12,730      12,730,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 1.11%                                                                                                 8,430,805
AIM Cash Investment Trust (T)                                                                          8,430,805       8,430,805

Total investments 100.00%                                                                                           $757,087,626


John Hancock
Small Cap Growth Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $617,272,469. Gross unrealized appreciation and depreciation of investments aggregated $195,739,229 and $55,924,072, respectively, resulting in net unrealized appreciation of $139,815,157.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.

600Q1  1/05
       3/05

JOHN HANCOCK
Focused Equity Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Focused Equity Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 92.19%                                                                                                 $13,608,671
(Cost $10,849,605)

Aerospace & Defense 1.93%                                                                                                285,640
L-3 Communications Holdings, Inc.                                                                          4,000         285,640

Air Freight & Logistics 3.85%                                                                                            567,917
C.H. Robinson Worldwide, Inc.                                                                              5,250         270,375
Expeditors International of Washington, Inc.                                                               5,300         297,542

Asset Management & Custody Banks 1.93%                                                                                   285,342
Eaton Vance Corp.                                                                                         11,400         285,342

Auto Parts & Equipment 3.58%                                                                                             528,550
Autoliv, Inc.                                                                                              5,000         235,750
Universal Technical Institute, Inc. (I)                                                                    8,000         292,800

Biotechnology 2.50%                                                                                                      369,740
Martek Biosciences Corp. (I)                                                                               7,000         369,740

Casinos & Gaming 2.08%                                                                                                   307,500
Station Casinos, Inc.                                                                                      5,000         307,500

Communications Equipment 3.90%                                                                                           576,345
Emulex Corp. (I)                                                                                          16,500         270,105
QLogic Corp. (I)                                                                                           8,000         306,240

Computer Storage & Peripherals 2.01%                                                                                     296,400
SanDisk Corp. (I)                                                                                         12,000         296,400

Construction & Engineering 4.02%                                                                                         593,085
Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)                                              8,300         313,740
Jacobs Engineering Group, Inc. (I)                                                                         5,500         279,345

Diversified Commercial Services 3.76%                                                                                    554,850
ChoicePoint, Inc. (I)                                                                                      7,200         331,200
Corporate Executive Board Co. (The) (I)                                                                    3,500         223,650

Electrical Components & Equipment 2.18%                                                                                  322,506
Amphenol Corp. (Class A) (I)                                                                               8,200         322,506

Electronic Equipment Manufacturers 1.80%                                                                                 266,322
Cognex Corp.                                                                                              10,200         266,322

Health Care Equipment 7.67%                                                                                            1,132,183
Advanced Neuromodulation Systems, Inc. (I)(L)                                                              7,000         276,570
Invitrogen Corp. (I)                                                                                       4,300         295,453
Kyphon, Inc. (I)                                                                                           9,000         247,230
ResMed, Inc. (I)(L)                                                                                        6,100         312,930

Health Care Services 2.02%                                                                                               297,500
Covance, Inc. (I)                                                                                          7,000         297,500

Homebuilding 3.82%                                                                                                       563,730
Lennar Corp.                                                                                               4,600         259,762
Pulte Homes, Inc.                                                                                          4,600         303,968

Household Products 2.18%                                                                                                 321,048
Yankee Candle Co, Inc. (The) (I)                                                                           9,800         321,048

Industrial Machinery 4.16%                                                                                               614,290
Finning International, Inc. (Canada)                                                                      11,500         327,181
Middleby Corp. (The)                                                                                       5,700         287,109

IT Consulting & Other Services 1.77%                                                                                     260,750
CACI International, Inc. (Class A) (I)                                                                     5,000         260,750

Leisure Products 1.15%                                                                                                   169,490
Alliance Gaming Corp. (I)(L)                                                                              17,000         169,490

Oil & Gas Equipment & Services 6.43%                                                                                     948,835
BJ Services Co.                                                                                            6,300         302,715
Nabors Industries Ltd. (Bermuda) (I)                                                                       6,600         332,640
National-Oilwell, Inc. (I)(L)                                                                              8,500         313,480

Pharmaceuticals 1.96%                                                                                                    288,800
Medicis Pharmaceutical Corp. (Class A)                                                                     8,000         288,800

Property & Casualty Insurance 1.82%                                                                                      269,080
Ambac Financial Group, Inc.                                                                                3,500         269,080

Regional Banks 5.64%                                                                                                     831,846
Cullen/Frost Bankers, Inc.                                                                                 5,850         274,716
Texas Regional Bancshares, Inc. (Class A)                                                                  8,000         247,560
Umpqua Holdings Corp.                                                                                     12,750         309,570

Restaurants 1.97%                                                                                                        291,330
Cheesecake Factory, Inc. (The) (I)(L)                                                                      9,000         291,330

Semiconductor Equipment 3.79%                                                                                            559,736
Novellus Systems, Inc. (I)                                                                                10,000         261,500
Varian Semiconductor Equipment Associates, Inc. (I)                                                        8,700         298,236

Semiconductors 1.45%                                                                                                     213,552
Intersil Corp. (Class A)                                                                                  14,400         213,552

Specialty Stores 5.52%                                                                                                   815,414
Michaels Stores, Inc.                                                                                      8,600         264,450
O'Reilly Automotive, Inc. (I)                                                                              6,000         274,380
Tiffany & Co.                                                                                              8,800         276,584

Steel 1.54%                                                                                                              226,800
Steel Dynamics, Inc. (I)                                                                                   6,000         226,800

Systems Software 2.14%                                                                                                   315,250
Avid Technology, Inc. (I)                                                                                  5,000         315,250

Thrifts & Mortgage Finance 1.75%                                                                                         258,720
IndyMac Bancorp., Inc.                                                                                     7,000         258,720

Trucking 1.87%                                                                                                           276,120
Heartland Express, Inc.                                                                                   13,000         276,120

Issuer, description                                                                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 7.81%                                                                                          $1,153,264
(Cost $1,153,264)

Cash Equivalents 7.81%                                                                                                 1,153,264
AIM Cash Investment Trust (T)                                                                          1,153,264       1,153,264

Total investments 100.00%                                                                                            $14,761,935


John Hancock
Focused Equity Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $12,002,869. Gross unrealized appreciation and depreciation of investments aggregated $3,199,860 and $440,794, respectively, resulting in net unrealized appreciation of $2,759,066.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Focused Equity Fund.

610Q1  1/05
       3/05

JOHN HANCOCK
Mid Cap Equity Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 100.00%                                                                                                 $2,391,933
(Cost $1,991,105)

Aerospace & Defense 2.09%                                                                                                 49,987
L-3 Communications Holdings, Inc.                                                                            700          49,987

Air Freight & Logistics 4.17%                                                                                             99,683
C.H. Robinson Worldwide, Inc.                                                                                900          46,350
Expeditors International of Washington, Inc.                                                                 950          53,333

Asset Management & Custody Banks 2.09%                                                                                    50,060
Eaton Vance Corp.                                                                                          2,000          50,060

Auto Parts & Equipment 1.97%                                                                                              47,150
Autoliv, Inc.                                                                                              1,000          47,150

Biotechnology 5.06%                                                                                                      120,993
Invitrogen Corp. (I)                                                                                         800          54,968
Martek Biosciences Corp. (I)                                                                               1,250          66,025

Casinos & Gaming 3.44%                                                                                                    82,185
Alliance Gaming Corp. (I)                                                                                  3,000          29,910
Station Casinos, Inc.                                                                                        850          52,275

Communications Equipment 1.85%                                                                                            44,199
Emulex Corp. (I)                                                                                           2,700          44,199

Computer Storage & Peripherals 6.76%                                                                                     161,658
Avid Technology, Inc. (I)                                                                                  1,000          63,050
QLogic Corp. (I)                                                                                           1,350          51,678
SanDisk Corp. (I)                                                                                          1,900          46,930

Construction & Engineering 4.86%                                                                                         116,320
Chicago Bridge & Iron Co. N.V. (N.Y. Reg Shares) (Netherlands)                                             1,700          64,260
Jacobs Engineering Group, Inc. (I)                                                                         1,025          52,060

Diversified Commercial Services 6.74%                                                                                    161,220
ChoicePoint, Inc. (I)                                                                                      1,200          55,200
Corporate Executive Board Co. (The)                                                                          800          51,120
Universal Technical Institute Inc. (I)                                                                     1,500          54,900

Electronic Equipment Manufacturers 4.27%                                                                                 102,060
Amphenol Corp. (Class A)                                                                                   1,400          55,062
Cognex Corp.                                                                                               1,800          46,998

Health Care Equipment 6.52%                                                                                              156,035
Advanced Neuromodulation Systems, Inc. (I)                                                                 1,200          47,412
Kyphon, Inc. (I)                                                                                           1,900          52,193
ResMed, Inc. (I)                                                                                           1,100          56,430

Health Care Services 2.31%                                                                                                55,250
Covance, Inc. (I)                                                                                          1,300          55,250

Homebuilding 4.85%                                                                                                       115,942
Lennar Corp. (Class A)                                                                                     1,000          56,470
Pulte Homes, Inc.                                                                                            900          59,472

Household Products 2.47%                                                                                                  58,968
Yankee Candle Co., Inc. (The) (I)                                                                          1,800          58,968

Industrial Machinery 4.25%                                                                                               101,581
Finning International, Inc. (Canada)                                                                       1,800          51,211
Middleby Corp. (The) (I)                                                                                   1,000          50,370

IT Consulting & Other Services 1.74%                                                                                      41,720
CACI International, Inc. (Class A) (I)                                                                       800          41,720

Oil & Gas Drilling 2.11%                                                                                                  50,400
Nabors Industries Ltd. (Bermuda) (I)                                                                       1,000          50,400

Oil & Gas Equipment & Services 4.09%                                                                                      97,838
BJ Services Co.                                                                                            1,000          48,050
National-Oilwell, Inc. (I)                                                                                 1,350          49,788

Pharmaceuticals 1.81%                                                                                                     43,320
Medicis Pharmaceutical Corp. (Class A)                                                                     1,200          43,320

Property & Casualty Insurance 1.64%                                                                                       39,209
Ambac Financial Group, Inc.                                                                                  510          39,209

Regional Banks 5.98%                                                                                                     143,139
Cullen/Frost Bankers, Inc.                                                                                 1,075          50,482
Texas Regional Bancshares, Inc. (Class A)                                                                  1,425          44,097
Umpqua Holdings Corp.                                                                                      2,000          48,560

Restaurants 2.17%                                                                                                         51,792
Cheesecake Factory, Inc. (The) (I)                                                                         1,600          51,792

Semiconductor Equipment 3.70%                                                                                             88,612
Novellus Systems, Inc. (I)                                                                                 1,750          45,762
Varian Semiconductor Equipment Associates, Inc. (I)                                                        1,250          42,850

Semiconductors 1.36%                                                                                                      32,626
Intersil Corp. (Class A)                                                                                   2,200          32,626

Specialty Stores 6.03%                                                                                                   144,374
Michaels Stores, Inc.                                                                                      1,500          46,125
O'Reilly Automotive, Inc. (I)                                                                              1,200          54,876
Tiffany & Co.                                                                                              1,380          43,373

Steel 1.82%                                                                                                               43,470
Steel Dynamics, Inc.                                                                                       1,150          43,470

Thrifts & Mortgage Finance 1.85%                                                                                          44,352
IndyMac Bancorp., Inc.                                                                                     1,200          44,352

Trucking 2.00%                                                                                                            47,790
Heartland Express, Inc.                                                                                    2,250          47,790

Total investments 100.00%                                                                                             $2,391,933


John Hancock
Mid Cap Equity Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $1,991,105. Gross unrealized appreciation and depreciation of investments aggregated $478,921 and $78,093, respectively, resulting in net unrealized appreciation of $400,828.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q1  1/05
       3/05

JOHN HANCOCK
Technology Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 0.04%                                                                                                             $171,084
(Cost $493,290)

Air Freight & Logistics 0.03%                                                                                            115,000
Piedmont Aviation, Inc.,
Equip Tr Cert 1988 Ser F (G)(H)                                      10.350   03-28-2009   D                 500         115,000

IT Consulting & Other Services 0.01%                                                                                      56,084
Gomez, Inc.,
Sr Sec Note (G)(K)                                                   10.000   11-08-2006   CC                 56          56,084

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 74.98%                                                                                                $356,402,995
(Cost $285,023,871)

Application Software 8.66%                                                                                            41,148,001
Autodesk, Inc.                                                                                           495,000      14,538,150
BEA Systems, Inc. (I)                                                                                    352,500       3,003,300
Cognos, Inc. (Canada) (I)                                                                                139,350       5,764,909
Commercialware, Inc. (K)                                                                                   1,000           3,300
Mercury Interactive Corp. (I)(L)                                                                         310,000      13,568,700
Siebel Systems, Inc. (I)                                                                                 490,200       4,269,642

Communications Equipment 9.26%                                                                                        43,996,766
Aeroflex, Inc. (I)                                                                                       799,999       7,695,990
Andrew Corp. (I)(L)                                                                                      408,250       5,331,745
Channell Commercial Corp.(I)                                                                              85,000         595,000
Cisco Systems, Inc. (I)(L)                                                                               850,550      15,343,922
Comverse Technology, Inc (I)(L)                                                                          206,611       4,617,756
Lucent Technologies, Inc. (I)                                                                          1,146,550       3,737,753
Motorola, Inc.                                                                                           290,000       4,564,600
Newport Technologies, Inc. (I)(K)                                                                        160,000          40,000
Primus Telecommunications Group, Inc. (I)                                                                900,000       2,070,000

Computer Hardware 7.83%                                                                                               37,201,434
Brocade Communications Systems, Inc. (I)(L)                                                              777,700       4,821,740
Business Objects S.A., American Depositary Receipt
(ADR) (France) (I)(L)                                                                                    150,000       3,658,500
Cray, Inc. (I)(L)                                                                                        405,900       1,562,715
Dell, Inc. (I)                                                                                           449,750      18,781,560
Hewlett-Packard Co.                                                                                      427,612       8,376,919

Computer Storage & Peripherals 7.59%                                                                                  36,076,466
EMC Corp. (I)                                                                                          1,000,300      13,103,930
Lexmark International, Inc. (I)                                                                           35,000       2,917,250
Research In Motion Ltd. (Canada) (I)                                                                      25,000       1,782,250
Seagate Technology (Cayman Islands) (I)                                                                  350,000       5,922,000
Western Digital Corp. (I)                                                                              1,146,800      12,351,036

Data Processing Services 0.40%                                                                                         1,903,013
NAVTEQ Corp. (I)                                                                                          49,700       1,903,013

Electronic Manufacturing Services 2.41%                                                                               11,480,369
Flextronics International Ltd. (Singapore) (I)(L)                                                        800,550      11,327,783
Silicon Genesis Corp. (I)(K)                                                                             143,678         152,586

Health Care Equipment 0.01%                                                                                               49,180
SerOptix (I)(K)                                                                                          491,800          49,180

Internet Retail 1.89%                                                                                                  8,965,000
eBay, Inc. (I)(L)                                                                                        110,000       8,965,000

Internet Software & Services 3.56%                                                                                    16,945,710
First Internet Bank of Indiana (K)                                                                        14,369         718,450
Lionbridge Technologies, Inc. (I)(L)                                                                     433,150       2,720,182
RSA Security, Inc. (I)(L)                                                                                255,000       4,490,550
SeeBeyond Technology Corp. (I)                                                                           600,000       2,076,000
SupportSoft, Inc. (I)                                                                                    273,800       1,678,394
Yahoo! Inc. (I)(L)                                                                                       149,450       5,262,134

IT Consulting & Other Services 0.66%                                                                                   3,149,921
BearingPoint, Inc. (I)(L)                                                                                397,900       3,139,431
Gomez, Inc. (I)(K)                                                                                         3,278          10,490

Semiconductor Equipment 6.75%                                                                                         32,097,980
Applied Materials, Inc. (I)(L)                                                                           700,000      11,130,000
ASML Holding N.V. (NY Reg Shares) (Netherlands) (I)                                                      400,150       6,574,465
KLA-Tencor Corp. (I)(L)                                                                                  250,100      11,567,125
MKS Instruments, Inc. (I)(L)                                                                             180,600       2,826,390

Semiconductors 8.43%                                                                                                  40,049,374
Agere Systems, Inc. (Class A) (I)                                                                      2,320,500       3,341,520
Altera Corp. (I)                                                                                         100,000       1,920,000
Cypress Semiconductor Corp. (I)(L)                                                                       825,200       9,407,280
Intel Corp.                                                                                              499,200      11,207,040
MEMC Electronic Materials, Inc. (I)(L)                                                                   618,350       7,605,705
Taiwan Semiconductor Manufacturing Co. Ltd., (ADR)
(Taiwan) (I)                                                                                             750,609       6,567,829

Systems Software 11.95%                                                                                               56,800,991
Borland Software Corp. (I)(L)                                                                            350,100       3,003,858
Computer Associates International, Inc.                                                                  397,350      10,803,947
McAfee, Inc. (I)                                                                                         300,000       7,755,000
Microsoft Corp.                                                                                          550,000      14,454,000
Oracle Corp. (I)                                                                                         522,750       7,198,267
SAP A.G. (ADR) (Germany)                                                                                 109,657       4,245,919
Symantec Corp. (I)                                                                                       400,000       9,340,000

Telecommunication Services 0.60%                                                                                       2,870,132
Telvent GIT, S.A. (Spain) (I)                                                                            136,420       1,420,132
Verisity Ltd. (I)                                                                                        125,000       1,450,000

Wireless Telecommunication Services 4.98%                                                                             23,668,658
Crown Castle International Corp. (I)(L)                                                                  300,000       4,920,000
Ericsson (LM) Telefonaktiebolaget AB (ADR)
(Sweden)                                                                                                 253,864       7,445,831
Globecomm Systems, Inc. (I)                                                                               75,000         512,250
Globecomm Systems, Inc. (I)(K)                                                                           200,000       1,366,000
JAMDAT Mobile, Inc. (I)                                                                                   99,920       2,191,246
Openwave Systems, Inc. (I)                                                                               120,000       1,634,400
Powerwave Technologies, Inc. (I)                                                                         572,450       4,505,181
Radyne ComStream, Inc. (I)                                                                               125,000       1,093,750

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 0.06%                                                                                                  $310,000
(Cost $2,470,655)

Health Care Equipment 0.06%                                                                                              300,000
SerOptix, Ser A (G)(I)(K)                                                                  CC-           500,000         150,000
SerOptix, Ser B (G)(I)(K)                                                                  CC-           500,000         150,000

Telecommunication Services 0.00%                                                                                          10,000
Convergent Networks, Inc., Ser D, Conv (G)(I)(K)                                           CCC           100,000          10,000

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Warrants 0.03%                                                                                                          $133,000
(Cost $0)

Wireless Telecommunication Services 0.03%                                                                                133,000
Globecomm Systems, Inc. (I)(K)                                                                           100,000         133,000

                                                                                        Interest       Par value
Issuer, description, maturity date                                                          rate (%)       ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 24.89%                                                                                       $118,303,338
(Cost $118,303,338)

Joint Repurchase Agreement 2.48%                                                                                      11,775,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. - Dated
1-31-05, due 2-1-05 (secured by U.S. Treasury
Inflation Indexed Notes 1.625% due 1-15-15 and
1.875% due 7-15-13)                                                                        2.45           11,775      11,775,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 22.41%                                                                                              106,528,338
AIM Cash Investment Trust (T)                                                                        106,528,338     106,528,338

Total investments 100.00%                                                                                           $475,320,417


John Hancock
Technology Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31,2005, including short-term investments, was $406,291,154. Gross unrealized appreciation and depreciation of investments aggregated $105,923,779 and $36,894,516, respectively, resulting in net unrealized appreciation of $69,029,263.

John Hancock
Technology Fund
Direct Placement Securities
January 31, 2005 (unaudited)
----------------------------------------------------------------------------------------------------
                                                                      Value as a
                                                                      percentage
                                 Acquisition    Acquisition            of Fund's         Value as of
Issuer, description                     date           cost    total investments    January 31, 2005

Commercialware, Inc.
- common stock                    08-06-1999     $1,000,000                0.00%              $3,300
Convergent Networks, Inc.
- preferred stock                 09-22-2000      1,303,988                0.00               10,000
First Internet Bank of Indiana
- common stock                    02-07-2000        999,939                0.15              718,450
Globecomm Systems, Inc.
- common stock                    12-31-2003        900,000                0.29            1,366,000
- warrant                         12-31-2003              0                0.03              133,000
Gomez, Inc.
- bond                            07-23-2001         56,084                0.01               56,084
- common stock                    09-10-2002      2,177,612                0.00               10,490
Newpoint Technologies, Inc.
- common stock                    03-24-1998        480,000                0.01               40,000
SerOptix
- common stock                    01-12-1998             50                0.01               49,180
- preferred stock, Ser A          01-12-1998        500,000                0.03              150,000
- preferred stock, Ser B          04-05-2000        666,667                0.03              150,000
Silicon Genesis Corp.
- common stock                    09-05-2000      2,999,997                0.03              152,586


For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Technology Fund.

830Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005